PRIVATE PLACEMENTS (Details Narrative) - USD ($)			12 Months Ended
	Sep. 09, 2022	Feb. 03, 2022	Nov. 30, 2023	Nov. 30, 2022	Nov. 08, 2021
Share price			$ 10.10
Proceeds from issuance of private placement				$ 4,737,500
Number of shares issued	909,875
Proceeds from issuance of IPO				$ 84,525,000
Common Class A [Member]
Sale of stock, per share			$ 11.50		$ 12.00
Private Placement [Member]
Number of shares issued, sale of transactions			440,000
Share price			$ 10.00
Proceeds from issuance of private placement			$ 4,400,000
Private Placement [Member] | Common Class A [Member]
Number of shares issued, sale of transactions			33,750
Share price			$ 10.00
Proceeds from issuance of private placement			$ 337,500
Description on sale of stock			Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
IPO [Member]
Description on sale of stock			The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds from the Private Placement Units, will be held in a trust account (“Trust Account”)
Number of shares issued		8,625,000
Proceeds from issuance of IPO		$ 86,250,000
IPO [Member] | Underwriters [Member]
Share price		$ 10.00
Number of shares issued		1,125,000
Proceeds from issuance of IPO		$ 11,250,000
Aggregate underwriting discount, price per shares			$ 0.20
Aggregate underwriting discount			$ 1,725,000
Underwriting deferred fee per share			$ 0.35
Underwriting deferred expense			$ 3,018,750
IPO [Member] | Common Class A [Member]
Number of shares issued, sale of transactions		7,500,000
Sale of stock, per share		$ 10.00
Proceeds from issuance of IPO		$ 75,000,000